Deposits - Time Deposits by Year of Maturity (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Banking and Thrift [Abstract]
2015	$ 302,941
2016	56,647
2017	62,942
2018	22,344
2019	8,507
Thereafter	4,528
Total	$ 457,909